CONVERTIBLE PROMISSORY NOTE, Black-Scholes Option Pricing (Details)	12 Months Ended
Dec. 31, 2021
Fair values options using Black-Scholes option pricing model [Abstract]
Risk-free interest rate	0.12%
Expected dividend yield	0.00%
Bottom of Range [Member]
Fair values options using Black-Scholes option pricing model [Abstract]
Estimated life	0.5
Expected volatility	97.00%
Top of Range [Member]
Fair values options using Black-Scholes option pricing model [Abstract]
Estimated life	0.75
Expected volatility	140.00%